Segment and Geographic Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment			1		1
Total revenue	$ 49,252	$ 32,196	$ 134,255	$ 88,435	$ 124,875	$ 92,109
Property and equipment, net	8,391		8,391		2,968	1,605
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	22,317	14,964	61,038	41,036	57,231	42,159
Property and equipment, net	6,475		6,475		1,023	299
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	5,164	3,399	14,064	9,427	13,158	10,187
Russia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,440		1,440		1,450	1,093
Czech Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	425		425		439	168
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	21,771	$ 13,833	59,153	$ 37,972	54,486	39,763
Property and equipment, net	$ 51		$ 51		$ 56	$ 45